Gross Amount and Related Tax Benefit/(Expense) Recorded in and Associated with each Component of Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Foreign Currency Translation Adjustments
OCI Before Reclassifications
Before Tax Amount	$ 239	$ (1,173)	$ 1,179
Tax	0	0	0
Net of Tax Amount	239	(1,173)	1,179
Net investment hedge adjustments
OCI Before Reclassifications
Before Tax Amount	(2)	377	(632)
Tax	3	(93)	279
Net of Tax Amount	1	284	(353)
Amounts Excluded from Effectiveness Assessment
Before Tax Amount	29	10	0
Tax	(7)	(3)	0
Net of Tax Amount	22	7	0
Reclassifications
Before Tax Amount	(23)	(10)	0
Tax	7	3	0
Net of Tax Amount	(16)	(7)	0
Net cash flow hedge adjustments
OCI Before Reclassifications
Before Tax Amount	(16)	116	(123)
Tax	6	(17)	10
Net of Tax Amount	(10)	99	(113)
Amounts Excluded from Effectiveness Assessment
Before Tax Amount	30	2	0
Tax	(1)	0	0
Net of Tax Amount	29	2	0
Reclassifications
Before Tax Amount	(48)	(45)	85
Tax	7	1	0
Net of Tax Amount	(41)	(44)	85
Amortization of unrecognized losses/(gains)(e)
OCI Before Reclassifications
Before Tax Amount	(65)	74	116
Tax	(5)	(16)	(47)
Net of Tax Amount	(70)	58	69
Amortization of prior service costs/(credits)(e)
OCI Before Reclassifications
Before Tax Amount	1	6	25
Tax	0	(3)	(8)
Net of Tax Amount	1	3	17
Net Postemployment Benefit Plan Adjustments
OCI Before Reclassifications
Net of Tax Amount	(69)	61	86
Reclassifications
Before Tax Amount	(312)	(156)	(502)
Tax	78	38	193
Net of Tax Amount	$ (234)	$ (118)	$ (309)